S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Aug. 05, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	our Chief Executive Officer and a director
Experience and Involvement in Other SPACs [Text Block]

Prior to this offering, our sponsor acquired 9,583,333 founder shares, or 100% of our issued and outstanding ordinary shares (up to 1,250,000 founder shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised). Prior to the consummation of this offering, our sponsor will transfer (i) 210,000 founder shares owned to each of Iris Zhao, our Chief Executive Officer and a director, and Ailong Xie, our Chairman of the Board; (ii) 63,000 founder shares to Dan Song, our Chief Financial Officer; (iii) 199,500 founder shares to Jide Zeitlin, our director nominee and vice chairman of the board, (iv) 42,000 founder shares to each of Zhiwei Tang, our Chief Operating Officer, Chaim Frenkel and Mingjie Zhao, our independent director nominees; (v) and up to 950,000 founder shares to be purchased by at-risk capital investors prior to the closing of this offering, in each case at the original purchase price paid when such shares were acquired from us.

Immediately after the offering, the Sponsor is expected to hold an aggregate of 6,747,333 ordinary shares, including 6,574,833 founder shares and 172,500 private shares included in the private units, or approximately 19.6% of the issued and outstanding ordinary shares (assuming no exercise of the over-allotment option). In total, the Sponsor, our officers and our director nominees paid a nominal aggregate purchase price of $25,000 for an aggregate of 9,583,333 founder shares, and will pay a purchase price of $1,725,000 for 172,500 private units. Other than as set forth in the table below, the Sponsor or its affiliates have not received and will not receive any other form of compensation in connection with this offering or our initial business combination.

The Sponsor has agreed and will enter into an agreement with us immediately prior to the effectiveness of this prospectus pursuant to which it has agreed, among other things, (A) to vote its founder shares and private shares (as well as any public shares acquired in or after this offering) in favor of any proposed business combination, (B) not to propose, or vote in favor of, an amendment to our second amended and restated memorandum and articles of association that would prevent our public shareholders from converting or selling their shares to us in connection with a business combination or affect the substance or timing of our obligation to redeem 100% of our public shares if we do not complete a business combination within 15 months from the closing of this offering (or up to 21 months if we extend the period of time to consummate a business combination, as described in more detail in this prospectus) unless we provide dissenting public shareholders with the opportunity to redeem their public shares for cash from the trust account in connection with any such vote, (C) not to convert any founder shares and private shares (as well as any other shares acquired in or after this offering) into the right to receive cash from the trust account in connection with a shareholder vote to approve our proposed initial business combination (or sell any shares it holds to us in a tender offer in connection with a proposed initial business combination) or a vote to amend the provisions of our second amended and restated memorandum and articles of association relating to shareholders’ rights or pre-business combination activity and (D) that the founder shares and private shares shall not participate in any liquidating distribution upon winding up if a business combination is not consummated.

Additionally, the Sponsor has agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until the earlier of (1) six months after the completion of our initial business combination and (2) the date on which we consummate a liquidation, merger, share exchange, reorganization or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property, unless different transfer restrictions are otherwise approved by public shareholders in connection with the business combination. Notwithstanding the foregoing, if the last sale price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination, the founder shares will be released from the lock-up.

Our Sponsor, officers and directors will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Further, each of our Sponsor, officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

The founder shares held by our Sponsor and certain of our officers and director nominees include an aggregate of up to 1,250,000 founder shares that are subject to surrender for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that our initial shareholders will collectively own 25% of our issued and outstanding ordinary shares after this offering (without giving effect to the sale of the private units and issuance of the representative shares, and assuming they do not purchase units in this offering). If we increase or decrease the size of this offering, we will effect a share capitalization or a compulsory redemption or other appropriate mechanism, as applicable, with respect to the founder shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares, on an as-converted basis, at approximately 25% of our issued and outstanding ordinary shares upon the consummation of this offering (without giving effect to the sale of the private units, issuance of the representative shares and assuming our insiders do not purchase units in this offering). None of our founders has indicated any intention to purchase units in this offering. The following table sets forth the payments to be received by our Sponsor and their affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our Sponsor or its affiliates:

Ailong Xie [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Ailong Xie
Xiaochen (Iris) Zhao [Member]
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Xie, who serves as our Chairman of the Board, and Iris Zhao